Discontinued Operations (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Discontinued Operations Textual [Abstract]
Income from discontinued operations, net of taxes	$ 137,000	$ 994,000	$ (385,532)	$ (5,268,086)	$ (5,601,656)	$ (2,546,931)
Liability of Discontinued operations	$ 212,347		$ 212,347		$ 652,419	$ 6,401,821